RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On March 11, 2021, the Sponsor was issued 5,750,000 Class B ordinary shares (the “Founder Shares”) for an aggregate of $25,000 paid to cover certain expenses on behalf of the Company. The Founder Shares included an aggregate of up to 750,000 Class B ordinary shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the Sponsor and its permitted transferees would own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering. The underwriters exercised the over-allotment in full simultaneously with the closing of the Initial Public Offering, thus the 750,000 Class B ordinary shares are no longer subject to forfeiture.

On May 9, 2023, pursuant to the terms of the Amended and Restated Memorandum and Articles of Association, the Sponsor elected to convert all 4,002,121 Founder Shares it held on a one-for-one basis into Class A ordinary shares, with immediate effect. Following this Founder Conversion and the Redemptions, the Company had an aggregate of 8,665,842 Class A ordinary shares and 1,747,879 Class B ordinary shares issued and outstanding.

The Initial Shareholders agreed that, subject to certain limited exceptions, the Founder Shares will not be transferred, assigned, or sold until the earlier of (i) one year after the completion of a Business Combination or (ii) subsequent to an initial Business Combination, (x) if the closing price of Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after an initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.

A total of (i) eight investors (the “Anchor Investors”), purchased 1,980,000 Units in the Initial Public Offering at the offering price of $10.00 per Unit: (ii) six Anchor Investors purchased 980,000 Units in the Initial Public Offering at the offering price of $10.00 per Unit; (iii) one Anchor Investor purchased 780,000 Units in the Initial Public Offering at the offering price of $10.00 per Unit; and (iv) one Anchor Investor purchased 500,000 Units in the Initial Public Offering at the offering price of $10.00 per Unit. Pursuant to such Units, the Anchor Investors have not been granted any shareholder or other rights in addition to those afforded to the Company’s other Public Shareholders. Further, the Anchor Investors are not required to (x) hold any Units, Class A ordinary shares or warrants they may purchase in the Initial Public Offering or thereafter for any amount of time, (y) vote any Class A ordinary shares they may own at the applicable time in favor of the Business Combination or (z) refrain from exercising their right to redeem their Public Shares at the time of the Business Combination. The Anchor Investors have the same rights to the funds held in the Trust Account with respect to the Class A ordinary shares underlying the Units purchased in the Initial Public Offering as the rights afforded to the Company’s other Public Shareholders.

Each Anchor Investor entered into separate investment agreements (the “Anchor Investment Agreements”) with the Company and the Sponsor pursuant to which each Anchor Investor purchased a specified number of Founder Shares, or an aggregate of 1,747,879 Founder Shares, from the Sponsor for $0.004 per share, or an aggregate purchase price of $6,992 at the closing of the Initial Public Offering. Pursuant to the investment agreements, the Anchor Investors agreed to (a) vote any Founder Shares held by them in favor of the Business Combination and (b) subject any Founder Shares held by them to the same lock-up restrictions as the Founder Shares held by the Sponsor and independent directors.

The Company estimated the fair value of the Founder Shares attributable to the Anchor Investors to be $13,860,681 or $7.93 per share recognized upon the Initial Public Offering. The Company determined the fair value based on a stock price simulation performed by a third party. The excess of the fair value of the Founder Shares sold over the purchase price of $6,992 (or $0.004 per share) was determined to be an offering cost in accordance with Staff Accounting Bulletin Topic 5A, “Expenses of Offering”. Accordingly, the offering cost was allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs allocated to derivative warrant liabilities were expensed in the accompanying consolidated statements of operations. Offering costs allocated to the Public Shares were charged to temporary equity upon the completion of the Initial Public Offering.

Prior to the First Extension vote in April 12, 2023, the owners of all of the Founders Shares distributed pursuant to the Anchor Investment Agreements all entered into a first amendment of such agreement, such that the transferred shares shall, in the same proportion applicable to the Founder Shares held by the Sponsor, be automatically, and without further action of any of the parties, subject to any cut-back, reduction, mandatory repurchase, redemption, forfeiture, vesting or revesting, earnouts or other concessions agreed upon by the Company and the Sponsor in connection with the Company’s entry into an agreement with respect to, or the consummation of, an initial business combination.

Administrative Support Agreement

On October 6, 2021, the Company entered into an agreement with the Sponsor, to pay up to $10,000 per month for office space, secretarial and administrative services. Upon completion of a Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees; however, the Sponsor waived these fees for the three and nine months ended September 30, 2025 and 2024.

Related Party Loans

The Sponsor has committed to loan the Company an aggregate of up to $1,400,000 for working capital purposes (“Committed Sponsor Loans”), at the Company’s request, on or after January 15, 2022. Such Committed Sponsor Loans will be convertible into Private Placement Warrants, each exercisable to purchase one Class A ordinary share at $11.50 per share, at a price of $1.00 per warrant, or up to $1,400,000 in the aggregate. In addition, in order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to (except in the case of the Committed Sponsor Loans), loan the Company additional funds as may be required on a non-interest basis (together with the Committed Sponsor Loans, the “Working Capital Loans”). If the Company completes an initial Business Combination, the Company would repay any such Working Capital Loans. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay any such Working Capital Loans but no proceeds from the Trust Account would be used for such repayment. Up to $1,400,000 of such loans (which amount includes the Committed Sponsor Loans) may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants. As of September 30, 2025 and December 31, 2024, there were no borrowings under any Working Capital Loans.

In connection with the Contribution and advances the Sponsor may make in the future to the Company for working capital expenses, on April 13, 2023, the Company issued the Extension Promissory Note to the Sponsor with a principal amount up to $1 million. The Extension Promissory Note bears no interest and is repayable in full upon the earlier of (a) the date of the consummation of the Business Combination, or (b) the date of the Company’s liquidation. If the Company does not consummate an initial Business Combination within the Combination Period, the Extension Promissory Note will be repaid only from funds held outside of the Trust Account or will be forfeited, eliminated or otherwise forgiven. Upon maturity, the outstanding principal of the Extension Promissory Note may be converted into warrants, at a price of $1.00 per warrant, at the option of the Sponsor. Such warrants will have terms identical to the warrants issued to the Sponsor in the Private Placement. The Contribution and any drawdowns in connection with the Extension Promissory Note are subject to unanimous written consent of the Board of Directors and the consent of the Sponsor.

On September 8, 2023, the Company issued the Amended and Restated Extension Promissory Note in the principal amount of up to $2.5 million to the Sponsor, to amend and restate the Extension Promissory Note. The Amended and Restated Extension Promissory Note was issued in connection with advances the Sponsor may make, in its discretion, to the Company for working capital expenses. The Amended and Restated Extension Promissory Note bears no interest and is due and payable upon the earlier to occur of (i) the date on which the Company consummates its initial Business Combination and (ii) the date of the Company’s liquidation.

On April 18, 2024, the Company amended and restated the convertible promissory note, dated as of September 8, 2023, previously issued to Sponsor, to increase the aggregate principal amount to up to $3,500,000 (as amended and restated, the “Note”). The Note was issued in connection with advances the Sponsor may make, in its discretion, to the Company for working capital expenses. The Note bears no interest and is due and payable upon the earlier to occur of (i) the date on which the Company consummates its initial business combination and (ii) the date of the liquidation of the Company.

On September 20, 2024, the Company amended and restated the convertible promissory note, dated as of September 8, 2023, previously issued to Sponsor, to increase the aggregate principal amount to up to $4,500,000 (as amended and restated, the “Note”). The Note was issued in connection with advances the Sponsor may make, in its discretion, to the Company for working capital expenses. The Note bears no interest and is due and payable upon the earlier to occur of (i) the date on which the Company consummates its initial business combination and (ii) the date of the liquidation of the Company.

At the election of the Sponsor, up to $1,500,000 of the unpaid principal balance under the Amended and Restated Extension Promissory Note may be converted into Conversion Warrants at the price of $1.00 per warrant. Such Conversion Warrants will have terms identical to the warrants issued to the Sponsor in the Private Placement.

On August 18, 2025 and September 10, 2025, the Company repaid an aggregate of $480,000 under the Extension Promissory Note. As of September 30, 2025, the Company had a total of $3,955,175 drawn on the Extension Promissory Note. As of December 31, 2024, the Company had a total of $3,856,641 drawn on the Extension Promissory Note. In accordance with ASC 815 the Company analyzed the fair value of the derivative included in the conversion options and determined its value at zero since inception of each advance under the note, see Note 9 for further information.

Due from related party

The Company covered certain expenses on behalf of its Sponsor, paying $14,750 and $13,877 as of September 30, 2025 and December 31, 2024, respectively, of which such amount is included in due from related party in the accompanying condensed consolidated balance sheets.

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On March 11, 2021, the Sponsor was issued 5,750,000 Class B ordinary shares (the “Founder Shares”) for an aggregate of $25,000 paid to cover certain expenses on behalf of the Company. The Founder Shares included an aggregate of up to 750,000 Class B ordinary shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the Sponsor and its permitted transferees would own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering. The underwriters exercised the over-allotment in full simultaneously with the closing of the Initial Public Offering, thus the 750,000 Class B ordinary shares are no longer subject to forfeiture.

On May 9, 2023, pursuant to the terms of the Amended and Restated Memorandum and Articles of Association, the Sponsor elected to convert all 4,002,121 Founder Shares it held on a one-for-one basis into Class A ordinary shares, with immediate effect. Following this Founder Conversion and the Redemptions, the Company had an aggregate of 8,665,842 Class A ordinary shares and 1,747,879 Class B ordinary shares issued and outstanding.

The Initial Shareholders agreed that, subject to certain limited exceptions, the Founder Shares will not be transferred, assigned, or sold until the earlier of (i) one year after the completion of a Business Combination or (ii) subsequent to an initial Business Combination, (x) if the closing price of Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after an initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.

A total of (i) eight investors (the “Anchor Investors”), purchased 1,980,000 Units in the Initial Public Offering at the offering price of $10.00 per Unit: (ii) six Anchor Investors purchased 980,000 Units in the Initial Public Offering at the offering price of $10.00 per Unit; (iii) one Anchor Investor purchased 780,000 Units in the Initial Public Offering at the offering price of $10.00 per Unit; and (iv) one Anchor Investor purchased 500,000 Units in the Initial Public Offering at the offering price of $10.00 per Unit. Pursuant to such Units, the Anchor Investors have not been granted any shareholder or other rights in addition to those afforded to the Company’s other Public Shareholders. Further, the Anchor Investors are not required to (x) hold any Units, Class A ordinary shares or warrants they may purchase in the Initial Public Offering or thereafter for any amount of time, (y) vote any Class A ordinary shares they may own at the applicable time in favor of the Business Combination or (z) refrain from exercising their right to redeem their Public Shares at the time of the Business Combination. The Anchor Investors have the same rights to the funds held in the Trust Account with respect to the Class A ordinary shares underlying the Units purchased in the Initial Public Offering as the rights afforded to the Company’s other Public Shareholders.

Each Anchor Investor entered into separate investment agreements (the “Anchor Investment Agreements”) with the Company and the Sponsor pursuant to which each Anchor Investor purchased a specified number of Founder Shares, or an aggregate of 1,747,879 Founder Shares, from the Sponsor for $0.004 per share, or an aggregate purchase price of $6,992 at the closing of the Initial Public Offering. Pursuant to the investment agreements, the Anchor Investors agreed to (a) vote any Founder Shares held by them in favor of the Business Combination and (b) subject any Founder Shares held by them to the same lock-up restrictions as the Founder Shares held by the Sponsor and independent directors.

The Company estimated the fair value of the Founder Shares attributable to the Anchor Investors to be $13,860,681 or $7.93 per share recognized upon the Initial Public Offering. The Company determined the fair value based on a stock price simulation performed by a third party. The excess of the fair value of the Founder Shares sold over the purchase price of $6,992 (or $0.004 per share) was determined to be an offering cost in accordance with Staff Accounting Bulletin Topic 5A, “Expenses of Offering”. Accordingly, the offering cost was allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs allocated to derivative warrant liabilities were expensed in the accompanying consolidated statements of operations. Offering costs allocated to the Public Shares were charged to temporary equity upon the completion of the Initial Public Offering.

Prior to the First Extension vote in April 12, 2023, the owners of all of the Founders Shares distributed pursuant to the Anchor Investment Agreements all entered into a first amendment of such agreement, such that the transferred shares shall, in the same proportion applicable to the Founder Shares held by the Sponsor, be automatically, and without further action of any of the parties, subject to any cut-back, reduction, mandatory repurchase, redemption, forfeiture, vesting or revesting, earnouts or other concessions agreed upon by the Company and the Sponsor in connection with the Company’s entry into an agreement with respect to, or the consummation of, an initial business combination.

Administrative Support Agreement

On October 6, 2021, the Company entered into an agreement with the Sponsor, to pay up to $10,000 per month for office space, secretarial and administrative services. Upon completion of a Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees; however, the Sponsor waived these fees for the year ended December 31, 2024 and 2023.

Related Party Loans

The Sponsor has committed to loan the Company an aggregate of up to $1,400,000 for working capital purposes (“Committed Sponsor Loans”), at the Company’s request, on or after January 15, 2022. Such Committed Sponsor Loans will be convertible into Private Placement Warrants, each exercisable to purchase one Class A ordinary share at $11.50 per share, at a price of $1.00 per warrant, or up to $1,400,000 in the aggregate. In addition, in order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to (except in the case of the Committed Sponsor Loans), loan the Company additional funds as may be required on a non-interest basis (together with the Committed Sponsor Loans, the “Working Capital Loans”). If the Company completes an initial Business Combination, the Company would repay any such Working Capital Loans. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay any such Working

Capital Loans but no proceeds from the Trust Account would be used for such repayment. Up to $1,400,000 of such loans (which amount includes the Committed Sponsor Loans) may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants. As of December 31, 2024 and 2023, there were no borrowings under any Working Capital Loans.

In connection with the Contribution and advances the Sponsor may make in the future to the Company for working capital expenses, on April 13, 2023, the Company issued the Extension Promissory Note to the Sponsor with a principal amount up to $1 million. The Extension Promissory Note bears no interest and is repayable in full upon the earlier of (a) the date of the consummation of the Business Combination, or (b) the date of the Company’s liquidation. If the Company does not consummate an initial Business Combination within the Combination Period, the Extension Promissory Note will be repaid only from funds held outside of the Trust Account or will be forfeited, eliminated or otherwise forgiven. Upon maturity, the outstanding principal of the Extension Promissory Note may be converted into warrants, at a price of $1.00 per warrant, at the option of the Sponsor. Such warrants will have terms identical to the warrants issued to the Sponsor in the Private Placement. The Contribution and any drawdowns in connection with the Extension Promissory Note are subject to unanimous written consent of the Board of Directors and the consent of the Sponsor.

On September 8, 2023, the Company issued the Amended and Restated Extension Promissory Note in the principal amount of up to $2.5 million to the Sponsor, to amend and restate the Extension Promissory Note. The Amended and Restated Extension Promissory Note was issued in connection with advances the Sponsor may make, in its discretion, to the Company for working capital expenses. The Amended and Restated Extension Promissory Note bears no interest and is due and payable upon the earlier to occur of (i) the date on which the Company consummates its initial Business Combination and (ii) the date of the Company’s liquidation.

On April 18, 2024, the Company amended and restated the convertible promissory note, dated as of September 8, 2023, previously issued to Sponsor, to increase the aggregate principal amount to up to $3,500,000 (as amended and restated, the “Note”). The Note was issued in connection with advances the Sponsor may make, in its discretion, to the Company for working capital expenses. The Note bears no interest and is due and payable upon the earlier to occur of (i) the date on which the Company consummates its initial business combination and (ii) the date of the liquidation of the Company.

On September 20, 2024, the Company amended and restated the convertible promissory note, dated as of September 8, 2023, previously issued to Sponsor, to increase the aggregate principal amount to up to $4,500,000 (as amended and restated, the “Note”). The Note was issued in connection with advances the Sponsor may make, in its discretion, to the Company for working capital expenses. The Note bears no interest and is due and payable upon the earlier to occur of (i) the date on which the Company consummates its initial business combination and (ii) the date of the liquidation of the Company.

At the election of the Sponsor, up to $1,500,000 of the unpaid principal balance under the Amended and Restated Extension Promissory Note may be converted into Conversion Warrants at the price of $1.00 per warrant. Such Conversion Warrants will have terms identical to the warrants issued to the Sponsor in the Private Placement.

As of December 31, 2024 and 2023, the Company had a total of $3,856,641 and $1,889,768 drawn on the Extension Promissory Note, respectively. In accordance with ASC 815 the Company analyzed the fair value of the derivative included in the conversion options and determined its value at zero since inception of each advance under the note, see Note 9 for further information.

Due from related party

The Company covered certain expenses on behalf of its Sponsor, paying $13,877 and $0 as of December 31, 2024 and 2023, respectively, of which such amount is included in due from related party in the accompanying consolidated balance sheets.